Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Income [Abstract]
Net sales	$ 405,111	$ 361,989	$ 332,683
Cost of sales	215,121	224,872	190,066
Gross profit	189,990	137,117	142,617
Selling, general, and administrative expenses	125,563	109,887	94,075
Operating income	64,427	27,230	48,542
Interest expense, net	13,487	14,435	14,819
Investment income	(198)	(2,648)	(424)
Loss on extinguishment of debt	0	1,308	2,384
Net periodic benefit cost (income), excluding service cost	989	(4,961)	131
Income before income taxes	50,149	19,096	31,632
Income tax expense	11,957	2,863	6,305
Consolidated net income	$ 38,192	$ 16,233	$ 25,327
Basic income per common share:
Consolidated net income (in dollars per share)	$ 1.97	$ 0.83	$ 1.31
Diluted income per common share:
Consolidated net income (in dollars per share)	$ 1.85	$ 0.78	$ 1.28
Weighted average common shares outstanding:
Basic (in shares)	19,398,474	19,627,093	19,355,607
Diluted (in shares)	22,937,441	23,240,348	19,827,562